SUPPLEMENT TO THE TREASURY FUND, PRIME FUND AND TAX-EXEMPT FUND - DAILY MONEY CLASS MAY 30, 1997 PROSPECTUS
The name of the Trust has been amended. The new name is Newbury Street
Trust.
   The following information replaces the similar information found in "Contents" on page 2:
       EXPENSES    Daily Money Class's yearly operating expenses.
   The following information replaces similar information in "Who May Want to Invest" on page 3:
   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund offers Daily Money Class shares and Capital Reserves Class shares. Treasury Fund also offers Advisor B Class (Class B) shares and Advisor C Class (Class C) shares. Daily Money Class and Capital Reserves Class shares do not have a sales charge, but do pay a 12b-1 fee. Class B and Class C shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC), and pay a 12b-1 fee. Class B and Class C shares may be purchased directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds. You may obtain more information about Capital Reserves Class shares, Class B shares and Class C shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
   The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
   In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, and the package of services provided to you by your investment professional and the overall costs of those services.
   In general, Daily Money Class shares have lower costs than Capital Reserves Class, Class B and Class C shares because Daily Money Class shares do not have a sales charge and have lower 12b-1 fees. Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Daily Money Class shares after seven years. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. Class C shares do not convert to another class of shares. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares and purchase amounts of more than $1,000,000 will not be accepted for Class C shares.
   The following information supplements the information found in "Management Fee" on page 12:
   FMR paid FMR Texas fees equal to 0.11% of Treasury Fund's and 0.14% of Prime Fund's average net assets for the fiscal year ended July 31, 1996, but after payments made by FMR pursuant to the funds' Distribution and Service Plans in effect prior to May 31, 1997.
   The following information supplements the information found in "Other Expenses" on page 13:
   For the fiscal year ended July 31, 1996, fees paid by Daily Money Class shares of Treasury Fund and Prime Fund to FIIOC amounted to 0.17% and 0.24%, respectively, of its average net assets and fees paid by each Taxable Fund to FSC amounted to 0.01% of its average net assets.
   The following information replaces the similar information found in "Taxes" on page 19:
   For federal tax purposes, income and short-term capital gains from each Taxable Fund are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
   However, for shareholders of Tax-Exempt Fund, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
   Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
   The following information supplements the information found in "Taxes" on page 19:
   For the fiscal year ended July 31, 1996, 21.0% of Treasury Fund's and 6.9% of Prime Fund's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
The following information replaces the similar information found in "Other Expenses" on page 13.
   Daily Money Class of each fund has     adopted a DISTRIBUTION AND
SERVICE PLAN. Under the Plans, Daily Money Class of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Daily Money Class shares. Daily Money Class of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month. FDC may compensate intermediaries that provide shareholder support services, engage in the sale of Daily Money Class's shares or pay distribution expenses at an annual rate of up to 0.25% of average net assets they maintain.
The Daily Money Class Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Daily Money Class shares, including payments made to intermediaries that provide shareholder support services or engage in the sale of Daily Money Class shares. The Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain.
Independent of the Daily Money Class Plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by the fund, and will not be paid for distribution services.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.

SUPPLEMENT TO THE TREASURY FUND - ADVISOR B CLASS MAY 30, 1997
PROSPECTUS
The name of the Trust has been amended. The new name is Newbury Street
Trust.
   The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. The fund offers Daily Money Class shares, Capital Reserves Class shares, Advisor B Class (Class B) shares, and Advisor C Class (Class
C) shares. Daily Money Class and Capital Reserves Class shares do not have a sales charge, but do pay a 12b-1 fee. Class B and Class C shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC), and pay a 12b-1 fee. Class B and Class C shares may be purchased directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds. You may obtain more information about Daily Money Class shares, Capital Reserves Class shares and Class C shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
   The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
   In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, and the package of services provided to you by your investment professional and the overall costs of those services.
   In general, Daily Money Class shares have lower costs than Capital Reserves Class, Class B and Class C shares because Daily Money Class shares do not have a sales charge and have lower 12b-1 fees. Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Daily Money Class shares after seven years. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. Class C shares do not convert to another class of shares. See "Transaction Details," page 15, for CDSC and conversion information. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares and purchase amounts of more than $1,000,000 will not be accepted for Class C shares.
   The following information replaces the similar information found in "Management Fee" on page 9:
   FMR Texas is the fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas services. FMR paid FMR Texas a fee equal to 0.11% (annualized) of the fund's average net assets for the three month period ended October 31, 1996 but after payments made by FMR pursuant to the fund's Distribution and Service Plan.
   FMR paid FMR Texas fees equal to 0.11% of the fund's average net assets for the fiscal year ended July 31, 1996, but after payments made by FMR pursuant to the fund's Distribution and Service Plan in effect prior to May 31, 1997.
   The following information supplements the information found in "Other Expenses" on page 9:
   For the fiscal year ended July 31, 1996, fees paid by Class B to FIIOC amounted to 0.25% of Class B's average net assets, and fees paid by the fund to FSC amounted to 0.01% of the fund's average net assets.
   The following information supplements the information in the "Regular Investment Plans" chart in "Investor Services" on page
14:
   Class B shares must be exchanged for Class B shares of a Fidelity Advisor fund within 18 months from the date of purchase.
   The Program is not recommended for purchasing Class B shares of Fidelity Advisor Intermediate Bond Fund or Fidelity Advisor Intermediate Income Fund by exchange because of their CDSC schedules. Contact Fidelity Client Services for additional information.
   The following information replaces the similar information found in "Taxes" on page 15:
   For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gains distributions, if any, are taxed as long-term capital gains.
   Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
   The following information supplements the information found in "Transaction Details" on page 17 under "Daily Money Class shares":
   For the fiscal year ended July 31, 1996, total operating expenses for Daily Money Class was 0.65% of average net assets, after voluntary expense reimbursements of 0.05% by FMR which reflect the expense structure in effect on that date.